As filed with the Securities and Exchange Commission on September 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2013

Date of reporting period:  July 31, 2013

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 96.13%
		Advertising Agencies - 1.48%
46,900		Aimia, Inc. (a)	$710,982

		Aerospace - 1.89%
9,900		Northrop Grumman Corp.	911,394

		Air Transport - 0.88%
4,000		FedEx Corp.	424,000

		Aluminum - 0.65%
39,500		Alcoa Inc.	314,025

		Chemicals: Diversified - 0.72%
3,900		BASF SE - ADR	345,228

		Computer Services, Software & Systems - 8.87%
71,600		CA Inc.	2,129,384
60,000		Microsoft Corp.	1,909,800
7,200		Oracle Corp.	232,920
			4,272,104
		Computer Technology - 3.02%
56,600		Hewlett Packard Co.	1,453,488

		Consumer Lending - 2.69%
30,900		Cash America International, Inc.	1,297,800

		Diversified Financial Services - 9.12%
105,400		Bank of America Corp.	1,538,840
25,800		Citigroup Inc.	1,345,212
27,000		JPMorgan Chase & Co.	1,504,710
			4,388,762
		Diversified Retail - 1.25%
7,700		Wal-Mart Stores, Inc.	600,138

		Electronic Components - 0.99%
9,310		TE Connectivity Ltd.	475,182

		Engineering & Contracting Services - 1.36%
4,500		Fluor Corp.	281,520
11,930		KBR, Inc.	373,170
			654,690
		Financial Data & Systems - 3.63%
1,500		Mastercard, Inc. - Class A	915,915
46,300		Western Union Co.	831,548
			1,747,463
		Foods - 6.99%
9,100		ConAgra Foods, Inc.	329,511
39,400		Herbalife Ltd. (a)	2,580,700
16,500		Tyson Foods, Inc. - Class A	455,730
			3,365,941
		Homebuilding - 1.30%
23,062		Lennar Corp. - Class B	628,440

		Household Equipment & Products - 2.14%
12,200		Tupperware Brands Corp.	1,028,216

		Insurance: Life - 6.86%
231,200		CNO Financial Group, Inc.	3,301,536

		Insurance: Multi-Line - 4.36%
31,300		American International Group, Inc. (b)	1,424,463
21,600		ING US, Inc. (b)	672,192
			2,096,655
		Insurance: Property-Casualty - 1.71%
26,200		XL Group PLC	821,370

		Offshore Drilling & Other Services - 4.98%
41,800		Ensco PLC - Class A (a)	2,396,812

		Oil: Crude Producers - 1.77%
6,100		ConocoPhillips	395,646
19,600		Chesapeake Energy Corp.	456,680
			852,326
		Oil: Integrated - 3.24%
9,300		Exxon Mobil Corp.	871,875
10,100		Royal Dutch Shell PLC - Class A - ADR	690,335
			1,562,210
		Pharmaceuticals - 11.76%
4,100		Actavis, Inc. (b)	550,507
33,600		Eli Lilly & Co.	1,784,496
31,000		Merck & Co., Inc.	1,493,270
62,700		Pfizer, Inc.	1,832,721
			5,660,994
		Specialty Retail - 1.07%
6,500		Home Depot, Inc.	513,695

		Steel - 2.20%
20,300		Carpenter Technology Corp.	1,061,284

		Tobacco - 3.69%
19,900		Philip Morris International, Inc.	1,774,682

		Utilities: Electrical - 5.84%
12,100		Entergy Corp.	816,750
44,500		Exelon Corp.	1,361,255
7,300		NextEra Energy, Inc.	632,253
			2,810,258
		Utilities: Telecommunications - 1.67%
26,800		Vodafone Group PLC - ADR	802,660

		TOTAL COMMON STOCKS (Cost $35,428,338)	46,272,335

		SHORT-TERM INVESTMENTS - 3.78%
910,227		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	910,227
910,227		First American Tax Free Obligations Fund - Class Z, 0.02% (c)	910,227
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,820,454)	1,820,454

		Total Investments in Securities (Cost $37,248,792) - 99.91%	48,092,789
		Other Assets in Excess of Liabilities - 0.09%	43,811
		NET ASSETS - 100.00%	$48,136,600

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of July 31, 2013.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 95.38%
		Advertising Agencies - 3.07%
294,000		Aimia, Inc. (a)	$4,457,893
76,700		Valassis Communications, Inc.	2,195,921
			6,653,814
		Aluminum - 2.13%
70,669		Kaiser Aluminum Corp.	4,611,152

		Asset Management & Custodian - 5.01%
58,297		Virtus Investment Partners, Inc. (b)	10,872,390

		Banks: Diversified - 3.48%
20,395		First Citizens BancShares, Inc. - Class A	4,272,753
489,248		Park Sterling Corp. (b)(d)	3,277,962
			7,550,715
		Chemicals: Specialty - 2.87%
144,862		Innospec, Inc. (b)	6,217,477

		Commercial Vehicles & Parts - 0.80%
104,845		Miller Industries, Inc. (d)	1,739,378

		Consumer Lending - 5.10%
50,000		Cash America International, Inc.	2,100,000
350,497		EZCORP, Inc. - Class A (b)	6,336,986
67,546		Nelnet, Inc. - Class A	2,626,188
			11,063,174
		Containers & Packaging - 0.42%
42,835		UFP Technologies, Inc. (b)	911,101

		Diversified Manufacturing Operations - 4.87%
331,336		A. M. Castle & Co. (b)	5,639,339
190,958		Harsco Corp.	4,919,078
			10,558,417
		Engineering & Contracting Services - 0.95%
130,241		Argan, Inc.	2,064,320

		Financial Data & Systems - 2.91%
902,382		Global Cash Access Holdings, Inc. (b)	6,307,650

		Foods - 0.81%
352,099		Overhill Farms, Inc. (b)(d)	1,753,453

		Health Care Facilities - 1.55%
75,501		Tenet Healthcare Corp. (b)	3,371,120

		Homebuilding - 2.02%
160,690		Lennar Corp. - Class B (d)	4,378,802

		Household Equipment & Products - 2.63%
67,720		Tupperware Brands Corp.	5,707,442

		Insurance: Life - 6.07%
861,445		CNO Financial Group, Inc.	12,301,435
71,754		Health Insurance Innovations, Inc. - Class A (b)	870,376
			13,171,811
		Insurance: Multi-Line - 2.07%
144,600		ING US, Inc. (b)	4,499,952

		Insurance: Property-Casualty - 2.39%
165,110		XL Group PLC	5,176,198

		Leisure Time - 2.02%
311,822		Callaway Golf Co.	2,238,882
99,213		Interval Leisure Group, Inc.	2,134,072
			4,372,954
		Machinery: Industrial - 0.71%
673,400		Armtec Infrastructure Trust Unit (a)(b)(d)	1,540,736

		Metal Fabricating - 1.70%
476,825		Mueller Water Products, Inc. - Class A	3,690,625

		Metals & Mining: Diversified - 1.95%
1,831,084		Uranium Energy Corp. (b)	4,229,804

		Office Supplies Equipment - 2.20%
127,500		Lexmark International, Inc - Class A	4,779,975

		Offshore Drilling & Other Services - 1.91%
243,132		Ocean Rig UDW, Inc. (a)(b)	4,135,675

		Oil Well Equipment & Services - 2.69%
1,928,509		Cal Dive International, Inc. (b)	3,779,878
80,300		Superior Energy Services, Inc. (b)	2,057,286
			5,837,164
		Paper - 1.67%
77,300		Kapstone Paper and Packaging Corp. (b)	3,405,065
30,500		Mercer International, Inc. (b)	211,060
			3,616,125
		Pharmaceuticals - 1.96%
110,800		Endo Health Solutions, Inc. (b)	4,261,368

		Publishing - 2.02%
97,276		John Wiley & Sons, Inc. - Class A	4,390,066

		Real Estate Investment Trusts (REITs) - 9.05%
868,795		CapLease, Inc.	7,367,382
149,700		Government Properties Income Trust	3,782,919
253,326		Granite Real Estate Investment Trust (a)(d)	8,481,354
			19,631,655
		Rental & Leasing Services: Consumer - 3.13%
169,516		Rent-A-Center, Inc.	6,778,945

		Restaurants - 1.58%
86,900		Boston Pizza Royalties Income Fund (a)(d)	1,929,043
118,200		Pizza Pizza Royalty Corp. (a)(d)	1,462,683
10,600		Second Cup Royalty Income Fund Unit (a)(b)	43,552
			3,435,278
		Specialty Retail - 1.22%
602,483		Wet Seal, Inc. (b)	2,644,900

		Steel - 2.66%
110,323		Carpenter Technology Corp.	5,767,686

		Telecommunications Equipment - 1.92%
277,306		Arris Group, Inc. (b)	4,170,682

		Textiles, Apparel & Shoes - 3.21%
212,300		Iconix Brand Group, Inc. (b)	6,971,932

		Utilities: Electrical - 4.63%
154,126		Great Plains Energy, Inc.	3,728,308
178,500		NV Energy, Inc.	4,217,955
66,000		Portland General Electric Co.	2,092,200
			10,038,463
		TOTAL COMMON STOCKS (Cost $173,749,163)	206,902,399

		SHORT-TERM INVESTMENTS - 4.98%
5,397,829		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	5,397,829
5,397,829		First American Tax Free Obligations Fund - Class Z, 0.02% (c)	5,397,829
		TOTAL SHORT-TERM INVESTMENTS (Cost $10,795,658)	10,795,658

		Total Investments in Securities (Cost $184,544,821) - 100.36%	217,698,057
		Liabilities in Excess of Other Assets - (0.36)%	(779,475)
		NET ASSETS - 100.00%	$216,918,582

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of July 31, 2013.
	(d)	Security is considered illiquid. As of July 31, 2013, the value of these investments was $24,563,411 or 11.32% of net assets.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 95.09%
		Advertising Agencies - 2.45%
2,000		Aimia, Inc. (a)	$30,326

		Beverage: Soft Drinks - 0.97%
300		Coca Cola Co.	12,024

		Computer Services, Software & Systems - 7.29%
1,100		CA, Inc.	32,714
1,600		Microsoft Corp.	50,928
200		Oracle Corp.	6,470
			90,112
		Computer Technology - 3.11%
1,500		Hewlett-Packard Co.	38,520

		Consumer Lending - 2.72%
800		Cash America International, Inc.	33,600

		Diversified Financial Services - 11.62%
3,500		Bank of America Corp.	51,100
600		Citigroup Inc.	31,284
1,100		JPMorgan Chase & Co.	61,303
			143,687
		Diversified Retail - 1.89%
300		Wal-Mart Stores, Inc.	23,382

		Electronic Components - 1.24%
300		TE Connectivity Ltd.	15,312

		Engineering & Contracting Services - 1.01%
400		KBR, Inc.	12,512

		Financial Data & Systems - 2.72%
55		Mastercard, Inc. - Class A	33,584

		Foods - 1.59%
300		Herbalife Ltd. (a)	19,650

		Homebuilding - 4.41%
2,000		Lennar Corp. - Class B (d)	54,500

		Household Equipment & Products - 2.04%
300		Tupperware Brands Corp.	25,284

		Insurance: Life - 2.31%
2,000		CNO Financial Group, Inc.	28,560

		Insurance: Multi-Line - 6.60%
700		American International Group, Inc. (b)	31,857
1,600		ING US, Inc. (b)	49,792
			81,649
		Insurance: Property-Casualty - 1.01%
400		XL Group PLC	12,540

		Offshore Drilling & Other Services - 5.10%
1,100		Ensco PLC - Class A (a)	63,074

		Oil: Crude Producers - 2.37%
700		Chesapeake Energy Corp.	16,310
200		ConocoPhillips	12,972
			29,282
		Oil: Integrated - 2.01%
600		BP PLC - ADR	24,864

		Pharmaceuticals - 13.06%
100		Actavis, Inc. (b)	13,427
1,000		Eli Lilly & Co.	53,110
1,000		Merck & Co., Inc.	48,170
1,600		Pfizer, Inc.	46,768
			161,475
		Scientific Instruments: Control & Filter - 1.37%
300		Flowserve Corp.	17,004

		Specialty Retail - 1.28%
200		Home Depot, Inc.	15,806

		Steel - 3.38%
800		Carpenter Technology Corp.	41,824

		Tobacco - 3.61%
500		Philip Morris International, Inc.	44,590

		Utilities: Electrical - 6.30%
400		Entergy Corp.	27,000
1,100		Exelon Corp.	33,649
200		NextEra Energy, Inc.	17,322
			77,971
		Utilities: Telecommunications - 3.63%
1,500		Vodafone Group PLC - ADR	44,925

		TOTAL COMMON STOCKS (Cost $1,034,512)	1,176,057

		SHORT-TERM INVESTMENTS - 4.53%
28,016		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	28,016
28,016		First American Tax Free Obligations Fund - Class Z, 0.02% (c)	28,016
		TOTAL SHORT-TERM INVESTMENTS (Cost $56,032)	56,032

		Total Investments in Securities (Cost $1,090,544) - 99.62%	1,232,089
		Assets in Excess of Other Liabilities - 0.38%	4,750
		NET ASSETS - 100.00%	$1,236,839

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of July 31, 2013.
	(d)	Security is considered illiquid. As of July 31, 2013, the value of these investments was $54,500 or 4.41% of net assets.

Huber Capital Funds
Notes to Schedule of Investments
July 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2013:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$94,798	$54,500	$-	$149,298
Consumer Staples	76,264	-	-	76,264
Energy	117,220	-	-	117,220
Financial Services	333,620	-	-	333,620
Health Care	161,475	-	-	161,475
Materials & Processing	41,824	-	-	41,824
Producer Durables	29,516	-	-	29,516
Technology	143,944	-	-	143,944
Utilities	122,896	-	-	122,896
Total Common Stocks	1,121,557	54,500	-	1,176,057
Short-Term Investments	56,032	-	-	56,032
Total Investments in Securities	$1,177,589	$54,500	$-	$1,232,089

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,481,471	$-	$-	$3,481,471
Consumer Staples	5,140,623	-	-	5,140,623
Energy	4,811,348	-	-	4,811,348
Financial Services	13,653,586	-	-	13,653,586
Health Care	5,660,994	-	-	5,660,994
Materials & Processing	1,720,537	-	-	1,720,537
Producer Durables	1,990,084	-	-	1,990,084
Technology	6,200,774	-	-	6,200,774
Utilities	3,612,918	-	-	3,612,918
Total Common Stocks	46,272,335	-	-	46,272,335
Short-Term Investments	1,820,454	-	-	1,820,454
Total Investments in Securities	$48,092,789	$-	$-	$48,092,789

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$37,563,604	$7,770,528	$-	$45,334,132
Consumer Staples	-	1,753,453	-	1,753,453
Energy	9,972,839	-	-	9,972,839
Financial Services	66,514,230	11,759,316	-	78,273,546
Health Care	7,632,487	-	-	7,632,487
Materials & Processing	29,043,971	-	-	29,043,971
Producer Durables	17,402,712	3,280,114	-	20,682,826
Technology	4,170,682	-	-	4,170,682
Utilities	10,038,463	-	-	10,038,463
Total Common Stocks	182,338,988	24,563,411	-	206,902,399
Short-Term Investments	10,795,658	-	-	10,795,658
Total Investments in Securities	$193,134,646	$24,563,411	$-	$217,698,057

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2013, the end of the reporting period.  The Equity Income Fund recognized no transfers to/from Level 1 or Level 2.

The Diversified Large Cap Value Fund had the following transfers during the period ended July 31, 2013.

Transfers into Level 2	$54,500

Transfers out of Level 2	-

Net transfers into/or out of Level 2	$54,500

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

The Small Cap Value Fund had the following transfers during the period ended July 31, 2013.

Transfers into Level 2	$23,022,675

Transfers out of Level 2	-

Net transfers into/or out of Level 2	$23,022,675

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

There were no Level 3 securities held in the Funds during the period ended July 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$1,090,544

Gross unrealized appreciation	$144,361
Gross unrealized depreciation	(2,816)
Net unrealized appreciation	$141,545

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows**:

Equity Income Fund

Cost of investments	$37,344,623

Gross unrealized appreciation	$11,213,321
Gross unrealized depreciation	(465,155)
Net unrealized appreciation	$10,748,166

Small Cap Value Fund

Cost of investments	$184,666,043

Gross unrealized appreciation	$36,918,855
Gross unrealized depreciation	(3,886,841)
Net unrealized appreciation	$33,032,014

** Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At July 31, 2013, the Diversified Large Cap Value Fund had investments in illiquid securities with a total value of $54,500 or 4.41% of net assets.  At July 31, 2013, the Small Cap Value Fund had investments in illiquid securities with a total value of $24,563,411 or 11.32% of net assets.

Information concerning these illiquid securities in the Funds is as follows:

Diversified Large Cap Value Fund

	Shares	Dates Acquired	Cost Basis
Lennar Corp. – Class B	2,000	6/13 – 7/13	$53,884

Small Cap Value Fund

	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	673,400	10/08 – 4/13	$2,101,409
Boston Pizza Royalties Income Fund	86,900	3/08 – 3/13	1,302,776
Granite Real Estate Investment Trust	253,326	6/07 – 7/13	8,960,867
Lennar Corp – Class B	160,690	11/07 – 7/13	4,179,572
Miller Industries, Inc.	104,845	7/10 – 7/13	1,612,015
Overhill Farms, Inc.	352,099	12/09 – 5/13	1,735,303
Park Sterling Corp.	489,248	8/10 – 4/13	2,642,285
Pizza Pizza Royalty Corp.	118,200	2/11 – 4/13	1,223,093

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date  9/16/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/16/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/16/2013